June 30, 2002

Berger Institutional
Products Trust
Semi-Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-LARGE CAP GROWTH FUND

This report reflects the financial position of the Fund at June 30,2002 and the results of operations and changes in its net assets for the periods indicated.

                                        Berger IPT-Large Cap Growth Fund

TABLE OF CONTENTS
================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

Portfolio Manager Commentary ..............................................    4

Schedule of Investments ...................................................    5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Net Assets .......................................   10

Notes to Financial Statements .............................................   11

FINANCIAL HIGHLIGHTS ......................................................   14

FUND TRUSTEES AND OFFICERS (UNAUDITED) ....................................   15


Shares of the Fund are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans.

This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (8/02)


             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

4

BERGER IPT-
LARGE COMPANY               Ticker Symbol                                  BGINX
GROWTH FUND                 PORTFOLIO MANAGER COMMENTARY    STEVEN L. FOSSEL,CFA
================================================================================

Market Conditions

During the first half of 2002, the major stock-market averages gave up essentially all of their gains from the fourth quarter of 2001 and closed near their post-9/11 recession lows, despite renewed growth in the economy. In the first quarter, continued positive economic news was overshadowed by a new crisis of confidence brought about by the Enron bankruptcy and concerns related to the escalating conflict in the Middle East. In the second quarter, additional reports of accounting improprieties, bankruptcies and near-bankruptcies, as well as other corporate management and governance issues, produced a more serious loss of confidence, and the stock market sold off sharply. Economic growth continued in the second quarter, although at a slower pace than in the first quarter. But the primary issue for the market, in our opinion, was - and is - a crisis of confidence.

Fund Performance

Against this backdrop, the Berger IPT-Large Cap Growth Fund (the "Fund") posted a 24.22% loss for the six-month period ended June 30, 2002, underperforming its benchmark, the Russell 1000 Growth Index,(1) which posted a 20.78% decline, and a 13.16% decline in the Standard & Poor's (S&P) 500 Index(2). We attribute much of the Fund's underperformance to one holding: Tyco International Ltd. Throughout the period, we slowly reduced the Fund's position in the stock in an attempt to manage risk and sold out completely following former CEO Dennis Koslowski's indictment for tax evasion. While we believed Tyco had attractive business prospects and was inexpensive, we could not overlook management's lack of credibility.

Throughout the first six months of 2002, we strove to position the Fund to benefit from an improving economy by adding more cyclical stocks to the portfolio. We established small positions in the previously unrepresented areas of basic materials and transportation. We also reduced the Fund's weighting in the technology and capital goods sectors and increased its weighting in healthcare and consumer cyclical stocks.

After rallying at the end of the fourth quarter 2001, technology stocks in general declined sharply in the first part of 2002. Software stocks VeriSign, Inc. and Check Point Software Technologies Ltd. in particular both hurt the Fund's performance this period. Corporate spending in these areas was weaker than expected, and earnings expectations for the remainder of the year are dismal. As a result, the stocks were sold.

The Fund's healthcare holdings performed well this period. Healthcare services stocks such as Tenet Healthcare Corp., HCA, Inc. and Wellpoint Health Networks, Inc. were strong performers. We believe the continuation of strong pricing and volume trends has led to faster-than-expected earnings growth for these companies. Allergan, Inc., a new holding, also performed well.

Results in the consumer area were mixed. Cable stocks including Charter Communications, Inc. and Comcast Corp. performed poorly. Both companies have rolled out new services that we believe will contribute to growth longer term. Near term, however, they are being punished for their lack of positive free cash flow. We sold Charter, but maintained the Fund's position in Comcast because we believe the company should see substantial savings and improved growth from its pending acquisition of AT&T Broadband.

In other areas, Sprint Corp. (PCS Group), a wireless services provider, suffered a large decline for reasons similar to the cable stocks; they are highly leveraged and are cash-flow-negative. The stock was sold. In financials, Fifth Third Bancorp., a regional bank, continues to execute well and was a positive contributor to Fund performance this period. Energy stocks such as Weatherford International Ltd. were positive contributors to the Fund's performance as higher commodity prices led to increased drilling activity. Defense stocks also performed well. The Fund realized gains in Northrop Grumman Corp. and Raytheon Co.; the proceeds from the sale of these two holdings were used to establish a new position in Lockheed Martin Corp.

Outlook

Our fundamental growth team believes the economy is on a path of sustained, moderate growth. Further, and perhaps more important, we believe that low inflation, moderate unit labor costs and strong productivity gains should result in a rebound in corporate profits growth in the quarters ahead. Historically, a corporate profit rebound would be good news for stocks. However, until the crisis of confidence passes, we believe stocks may not respond to improving fundamentals. Nevertheless, we are optimistic that, in time, companies with good fundamentals should win out and the bear market will come to an end.

Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

PERFORMANCE OVERVIEW                          Berger IPT-Large Cap Growth Fund
================================================================================

BERGER IPT-LARGE CAP GROWTH FUND-GROWTH OF $10,000

[GRAPH]

                                        06/30/02
Berger IPT-Large Cap Growth Fund        $13,997

Russell 1000 Growth Index               $13,383

S&P 500 Index                           $16,583

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2002

One Year                                (32.57)%

Five Year                                 2.58%

Life of Fund (5/1/96)                     5.60%

(1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged,and investors cannot actually make investments in the Index. Dividends are reinvested.

(2) The Standard and Poor's 500 Index is a market capitalization weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-the-Counter market. The Index is unmanaged, and investors cannot actually make investments in the Index. Dividends are reinvested.

OPINIONS AND FORECASTS REGARDING SECTORS,INDUSTRIES,COMPANIES AND/OR THEMES ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION OF ANY SPECIFIC SECURITY. PORTFOLIO HOLDINGS AND COMPOSITION ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment returns and principal value will fluctuate,and you may have a gain or loss when you sell shares. Returns for periods of less than one year are not annualized. Due to market volatility, the Fund's current performance may be lower than the figures shown. Please visit our web site at berger.com for more current performance information.

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

Common Stock (95.11%)
Aerospace/Defense (1.49%)
         4,300    Lockheed Martin Corp.                            $     298,850
--------------------------------------------------------------------------------

Banks - Money Center (1.77%)
         9,173    Citigroup, Inc.                                        355,454
--------------------------------------------------------------------------------

Banks - Super Regional (1.70%)
         5,125    Fifth Third Bancorp                                    341,580
--------------------------------------------------------------------------------

Commercial Services - Advertising (0.50%)
         2,200    Omnicom Group, Inc.                                    100,760
--------------------------------------------------------------------------------

Computer - Manufacturers (2.22%)
        11,300    Dell Computer Corp.*                                   295,382
         2,090    International Business Machines Corp.                  150,480
--------------------------------------------------------------------------------
                                                                         445,862
--------------------------------------------------------------------------------

Computer - Networking (2.43%)
         5,000    Brocade Communications Systems, Inc.*                   87,400
        28,718    Cisco Systems, Inc.*                                   400,616
--------------------------------------------------------------------------------
                                                                         488,016
--------------------------------------------------------------------------------

Computer Software - Desktop (6.21%)
         8,000    Adobe Systems, Inc.                              $     228,000
        18,660    Microsoft Corp.*                                     1,020,702
--------------------------------------------------------------------------------
                                                                       1,248,702
--------------------------------------------------------------------------------

Computer Software - Enterprise (0.57%)
        12,000    Oracle Corp.*                                          113,640
--------------------------------------------------------------------------------

Diversified Operations (0.73%)
         9,980    AOL Time Warner, Inc.*                                 146,806
--------------------------------------------------------------------------------

Electrical - Equipment (4.05%)
        28,020    General Electric Co.                                   813,981
--------------------------------------------------------------------------------

Electronics - Miscellaneous Products (1.05%)
         9,300    Celestica, Inc.*                                       211,203
--------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (1.64%)
         6,600    Applied Materials, Inc.*                               125,532
         4,630    KLA-Tencor Corp.*                                      203,674
--------------------------------------------------------------------------------
                                                                         329,206
--------------------------------------------------------------------------------

             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

6

BERGER IPT-LARGE CAP
GROWTH FUND

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Common Stock (95.11%) - continued
Electronics - Semiconductor Manufacturing (6.32%)
        12,400    Analog Devices, Inc.*                             $    368,280
        17,000    Intel Corp.                                            310,590
         6,000    Intersil Corp. - Class A*                              128,280
         4,400    Micron Technology, Inc.*                                88,968
        15,800    Texas Instruments, Inc.                                374,460
--------------------------------------------------------------------------------
                                                                       1,270,578
--------------------------------------------------------------------------------

Finance - Consumer/Commercial Loans (1.40%)
         4,600    Capital One Financial Corp.                            280,830
--------------------------------------------------------------------------------

Finance - Investment Brokers (1.02%)
         2,800    Goldman Sachs Group, Inc.                              205,380
--------------------------------------------------------------------------------

Finance - Mortgage & Related Services (2.07%)
         2,000    Fannie Mae                                             147,500
         4,400    Freddie Mac                                            269,280
--------------------------------------------------------------------------------
                                                                         416,780
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (3.11%)
        14,100    Concord EFS, Inc.*                                     424,974
         5,400    First Data Corp.                                       200,880
--------------------------------------------------------------------------------
                                                                         625,854
--------------------------------------------------------------------------------

Food - Miscellaneous Preparation (1.05%)
         4,400    Pepsico, Inc.                                          212,080
--------------------------------------------------------------------------------

Insurance - Diversified (1.55%)
         4,580    American International Group, Inc.                     312,493
--------------------------------------------------------------------------------

Internet - E*Commerce (0.95%)
         3,100    eBay, Inc.*                                            191,022
--------------------------------------------------------------------------------

Leisure - Products(0.51%)
         2,000    Harley-Davidson, Inc.                                  102,540
--------------------------------------------------------------------------------

Leisure Services (1.10%)
         8,000    Carnival Corp.                                         221,520
--------------------------------------------------------------------------------

Media - Cable/Satellite TV (2.06%)
        11,850    Comcast Corp. - Special Class A*                       282,504
         7,100    EchoStar Communications
                  Corp. - Class A*                                       131,776
--------------------------------------------------------------------------------
                                                                         414,280
--------------------------------------------------------------------------------

Media - Radio/TV (2.88%)
         6,000    Clear Channel Communications, Inc.*192,120
         8,700    Viacom, Inc. - Class B                                 386,019
--------------------------------------------------------------------------------
                                                                         578,139
--------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (1.93%)
         9,280    Amgen, Inc.*                                           388,646
--------------------------------------------------------------------------------

                                                                   June 30, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (95.11%) - CONTINUED
Medical - Drug/Diversified (2.88%)
         4,700    Abbott Laboratories                              $     176,955
         7,700    Johnson & Johnson                                      402,402
--------------------------------------------------------------------------------
                                                                         579,357
--------------------------------------------------------------------------------

Medical - Ethical Drugs (11.62%)
         3,000    Allergan, Inc.                                         200,250
         1,800    Eli Lilly & Co.                                        101,520
         26,800   Pfizer, Inc.                                           938,000
         14,280   Pharmacia Corp.                                        534,786
         10,990   Wyeth                                                  562,688
--------------------------------------------------------------------------------
                                                                       2,337,244
--------------------------------------------------------------------------------

Medical - Genetics(1.05%)
         6,330    Genentech, Inc.*                                       212,055
--------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (0.97%)
         2,500    Wellpoint Health Networks*                             194,525
--------------------------------------------------------------------------------

Medical - Hospitals (4.66%)
        10,300    HCA, Inc.                                              489,250
         6,250    Tenet Healthcare Corp.*                                447,188
--------------------------------------------------------------------------------
                                                                         936,438
--------------------------------------------------------------------------------

Medical - Products(3.02%)
         9,200    Baxter International, Inc.                             408,940
         4,650    Medtronic, Inc.                                        199,253
--------------------------------------------------------------------------------
                                                                         608,193
--------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (2.14%)
         7,000    Cardinal Health, Inc.                                  429,870
--------------------------------------------------------------------------------

Metal Ores - Miscellaneous (1.14%)
         6,900    Alcoa, Inc.                                            228,735
--------------------------------------------------------------------------------

Oil & Gas - Drilling (1.05%)
         6,800    Transocean, Inc.                                       211,820
--------------------------------------------------------------------------------

Oil & Gas - International Integrated (1.32%)
         3,280    TotalFinaElf SA - Spon. ADR                            265,352
--------------------------------------------------------------------------------

Oil & Gas - Machinery & Equipment (1.48%)
         6,900    Weatherford International Ltd.*                        298,080
--------------------------------------------------------------------------------

Retail - Consumer Electronics (1.33%)
         7,350    Best Buy Co., Inc.*                                    266,805
--------------------------------------------------------------------------------

Retail - Mail Order & Direct (0.93%)
         8,000    USA Interactive*                                       187,600
--------------------------------------------------------------------------------


Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

                                                Berger IPT-Large Cap Growth Fund

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2002
--------------------------------------------------------------------------------
Shares/Par Value                                                           Value
--------------------------------------------------------------------------------

COMMON STOCK (95.11%) - CONTINUED
Retail - Major Discount Chains (4.26%)
         4,500    Costco Wholesale Corp.*                           $    173,790
        12,400    Wal-Mart Stores, Inc.                                  682,124
--------------------------------------------------------------------------------
                                                                         855,914
--------------------------------------------------------------------------------

Retail/Wholesale - Building Products (3.79%)
        11,500    Home Depot, Inc.                                       422,395
         7,500    Lowe's Companies, Inc.                                 340,500
--------------------------------------------------------------------------------
                                                                         762,895
--------------------------------------------------------------------------------

Soap & Cleaning Preparations (0.98%)
         2,200    Procter & Gamble Co.                                   196,460
--------------------------------------------------------------------------------
Telecommunications - Equipment (1.14%)
         8,134    Nokia Corp. - Spon. ADR                                117,780
         4,040    QUALCOMM, Inc.*                                        111,060
--------------------------------------------------------------------------------
                                                                         228,840
--------------------------------------------------------------------------------

Transportation - Air Freight (1.04%)
         3,900    FedEx Corp.                                            208,260
--------------------------------------------------------------------------------

Total Common Stock
(Cost $21,391,082)                                                    19,122,645
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.29%)
      $662,000    State Street Repurchase Agreement,
                  1.92%, dated 6/28/02, due 7/1/02,
                  to be repurchased at $662,106#                         662,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $662,000)                                                          662,000
--------------------------------------------------------------------------------
Total Investments (Cost $22,053,082) (98.40%)                         19,784,645
Total Other Assets, Less Liabilities (1.60%)                             321,689
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                $ 20,106,334
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
# - The repurchase agreement is fully collateralized by U.S. government and/or government agency obligations based on market prices at the date of this schedule of investments.

See notes to financial statements.

             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

8

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                            June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                     $ 22,053,082
-----------------------------------------------------------------------------------------------------
Investments, at value                                                                    $ 19,784,645
Cash                                                                                              538
Receivables
   Investment securities sold                                                                 367,694
   Dividends                                                                                   12,095
   Interest                                                                                       106
-----------------------------------------------------------------------------------------------------
        Total Assets                                                                       20,165,078
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payables
   Fund shares redeemed                                                                        45,164
Accrued investment advisory fees                                                                7,052
Accrued custodian and accounting fees                                                           3,210
Accrued transfer agent fees                                                                        15
Accrued audit fees                                                                              3,303
-----------------------------------------------------------------------------------------------------
        Total Liabilities                                                                      58,744
-----------------------------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                                              $ 20,106,334
-----------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                                  $ 42,589,234
Undistributed net investment income                                                           158,877
Undistributed net realized loss on securities and foreign currency transactions           (20,373,340)
Net unrealized depreciation on securities and foreign currency transactions                (2,268,437)
-----------------------------------------------------------------------------------------------------
                                                                                         $ 20,106,334
-----------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                           1,552,950
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $      12.95
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

                                                  Financial Statements and Notes

================================================================================

STATEMENT OF OPERATIONS

                                                                                          Six Months Ended
                                                                                 June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign taxes)                                                            $    78,812
   Interest                                                                                          7,801
----------------------------------------------------------------------------------------------------------
        Total Income                                                                                86,613
----------------------------------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                                                        104,756
   Accounting fees                                                                                   1,354
   Custodian fees                                                                                    4,707
   Transfer Agent fees                                                                                  92
   Registration fees                                                                                   414
   Audit fees                                                                                        8,847
   Legal fees                                                                                          299
   Trustees' fees and expenses                                                                       1,124
   Shareholder reporting fees                                                                        1,125
   Interest expense                                                                                    744
   Other expenses                                                                                      363
----------------------------------------------------------------------------------------------------------
      Gross Expenses                                                                               123,825
      Less earnings credits                                                                           (137)
----------------------------------------------------------------------------------------------------------
      Net Expenses                                                                                 123,688
----------------------------------------------------------------------------------------------------------
      Net Investment Loss                                                                          (37,075)
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                               (4,815,402)
Net change in unrealized depreciation on securities and foreign currency transactions           (2,531,302)
----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions                (7,346,704)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $(7,383,779)
----------------------------------------------------------------------------------------------------------
Foreign taxes withheld                                                                         $       985
----------------------------------------------------------------------------------------------------------

See notes to financial statements.

             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Six Months Ended       Year Ended
                                                                                     June 30, 2002        December 31,
                                                                                      (Unaudited)             2001
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                          $    (37,075)       $    197,293
Net realized loss on securities and foreign currency transactions                       (4,815,402)        (13,189,923)
Net change in unrealized depreciation on securities
         and foreign currency transactions                                              (2,531,302)         (1,832,185)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                    (7,383,779)        (14,824,815)
----------------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends (from net investment income)                                                          --            (165,689)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                     --            (165,689)
----------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                                1,696,347          10,013,728
Net asset value of shares issued in reinvestment of dividends and distributions                 --             165,689
Payments for shares redeemed                                                            (7,529,112)        (17,884,960)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from Fund Share Transactions                         (5,832,765)         (7,705,543)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                                             (13,216,544)        (22,696,047)

NET ASSETS
Beginning of period                                                                     33,322,878          56,018,925
----------------------------------------------------------------------------------------------------------------------
End of period                                                                         $ 20,106,334        $ 33,322,878
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   $    158,877        $    195,952
----------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                                                111,978             479,614
Shares issued to shareholders in reinvestment of dividends and distributions                    --               9,746
Shares redeemed                                                                           (508,322)           (977,726)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Shares                                                                    (396,344)           (488,366)
Shares outstanding, beginning of period                                                  1,949,294           2,437,660
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                        1,552,950           1,949,294
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

NOTES TO FINANCIAL
STATEMENTS
June 30, 2002 (Unaudited)
                                                  Financial Statements and Notes

================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger IPT-Large Cap Growth Fund (the "Fund") (formerly Berger IPT-Growth and Income Fund) is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Small Company Growth Fund, Berger IPT-International Fund, Berger IPT-Mid Cap Value Fund and Berger IPT-Large Cap Value Fund (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

Effective May 1, 2001, the trustees of the Berger IPT-Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective. As a result, the Fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such


             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
June 30, 2002 (Unaudited)

================================================================================

securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger Financial Group LLC ("Berger", formerly Berger LLC) serves as the investment adviser to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .75% of the first $500 million; .70% of the next $500 million; and .65% over $1 billion. Such fee is accrued daily and paid monthly. Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in earnings credits on the Statement of Operations.

The Fund has entered into rebate arrangements with certain brokers whereby the Fund earns commission credits on portfolio transactions effected with such brokers. DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Fund. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives a portion of the brokerage commissions paid to DSTS as credits against fund fees and expenses. Such credits, if any, are included as brokerage credits on the Statement of Operations. For the period ended June 30, 2002, the Fund earned no such credits from DSTS.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services by the Funds. Such fees are allocated among the entire Berger Funds complex. For the period ended June 30, 2002, such trustees' fees and expenses totaled $1,124 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $11,468,547 and $16,619,487, respectively, for the period ended June 30, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.


Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

                                                  Financial Statements and Notes

================================================================================

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

At June 30, 2002, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities were as follows:

                                                                        Fund
--------------------------------------------------------------------------------
Federal tax cost of securities                                       $24,280,385
Tax appreciation                                                         427,858
Tax depreciation                                                      (4,923,598)
--------------------------------------------------------------------------------
  Net tax appr./(depr.)                                               (4,495,740)
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals.

Net capital loss carryovers expiring in 2008 and 2009 in the amount of $10,165,612 as of December 31, 2001 may be used to offset future realized capital gains for federal income tax purposes. During the year ended December 31, 2001, the Fund elected to defer post-October 31 net capital and/or currency losses of $3,376,430 to the year ended December 31, 2002.

5.  Line of Credit

The Fund is party to an ongoing agreement with State Street that allows funds managed by Berger, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at June 30, 2002.


             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

14

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

For a Share Outstanding Throughout the Period

                                               Six Months Ended                        Years Ended December 31,
                                                June 30, 2002    ------------------------------------------------------------------
                                                 (Unaudited)         2001           2000         1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      17.09    $      22.98    $     26.45   $     16.63   $    13.39  $    11.14
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income                                   --            0.12           0.05          0.02         0.10        0.01
   Net realized and unrealized gains (losses)
      from investments and foreign currency
      transactions                                      (4.14)          (5.92)         (2.90)         9.80         3.25        2.75
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (4.14)          (5.80)         (2.85)         9.82         3.35        2.76
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                  --           (0.09)            --            --        (0.11)      (0.10)
   Distributions (from net realized gains on
      investments)                                         --              --          (0.62)           --           --       (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                          --           (0.09)         (0.62)           --        (0.11)      (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      12.95     $     17.09    $     22.98   $     26.45   $    16.63  $    13.39
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                        (24.22)%        (25.26)%       (10.75)%       59.05%       25.03%      24.99%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                     $ 20,106,334     $33,322,878    $56,018,925   $24,871,949   $9,084,022  $1,501,118
   Net expense ratio to average net assets(1)            0.89%(2)        0.89%          0.90%         1.00%        1.00%       1.00%
   Ratio of net investment income
      to average net assets                             (0.27)%(2)      20.47%          0.38%         0.10%        1.10%       1.39%
   Gross expense ratio to average net assets             0.89%(2)        0.89%          0.90%         1.19%        1.99%       9.62%
   Portfolio turnover rate(3)                              43%            102%            64%          149%         426%        215%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Annualized.

(3) Not Annualized.

See notes to financial statements.


             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator,transfer agent and custodian. The following table provides information about each of the trustees and officers of the Trust.

                      POSITION(S)
                      HELD WITH THE                                                        NUMBER OF
                      TRUST,TERM OF                                                        FUNDS IN FUND
                      OFFICE AND                                                           COMPLEX          OTHER
NAME,ADDRESS          LENGTH OF                                                            OVERSEEN BY      DIRECTORSHIPS
AND AGE               TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the    Dean of Zayed University (since September         20               N/A
210 University        Board              2000). Formerly self-employed as a financial
Blvd.                                    and management consultant, and in real estate
Suite 800                                development (from June 1999 to September
Denver, CO 80206                         2000). Dean (from 1993 to June 1999), and a
                                         member of the Finance faculty (from 1989 to
DOB: 1937                                1993), of the College of Business, Montana
                                         State University. Formerly, Chairman and Chief
                                         Executive Officer of Royal Gold, Inc. (mining)
                                         (1976 to 1989).
----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Trustee            President, Baldwin Financial Counseling (since    20               N/A
210 University                           July 1991). Formerly, Vice President and
Blvd.                                    Denver Office Manager of Merrill Lynch Capital
Suite 800                                Markets (1978 to 1990).
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of      Managing Principal (since September 1987),        20               N/A
Cattanach             the Board          Sovereign Financial Services, Inc. (investment
210 University                           consulting firm). Executive Vice President
Blvd.                                    (1981 to 1988), Captiva Corporation, Denver,
Suite 800                                Colorado (private investment management firm).
Denver, CO 80206                         Ph.D. in Finance (Arizona State University);
                                         Chartered Financial Analyst (CFA).
DOB: 1945
----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Trustee           Executive Officer of DST Systems, Inc. ("DST"),    20               Director and Vice
210 University                          a publicly traded information and transaction                       President (February
Blvd.                                   processing company, which acts as the Funds'                        1998 to November
Suite 800                               transfer agent (since October 2000). DST is                         2000) of West Side
Denver, CO 80206                        33% owned by Stilwell Management, Inc., which                       Investments, Inc.
                                        owns approximately 89.5% of Berger Financial                        (investments), a
DOB: 1945                               Group LLC. Mr. Knapp owns common shares and                         wholly owned sub-
                                        options convertible into common shares of DST                       sidiary of DST
                                        which, in the aggregate and assuming exercise                       Systems, Inc.
                                        of the options, would result in his owning less
                                        than 1/2 of 1% of DST's common shares.
                                        Mr. Knapp is also President of Vermont
                                        Western Assurance, Inc., a wholly owned
                                        subsidiary of DST Systems (since
                                        December 2000). President, Chief
                                        Executive Officer and a director
                                        (September 1997 to October 2000) of DST
                                        Catalyst, Inc., an international
                                        financial markets consulting, software
                                        and computer services company, (now DST
                                        International, a subsidiary of DST).
                                        Previously (1991 to October 2000),
                                        Chairman, President, Chief Executive
                                        Officer and a director of Catalyst
                                        Institute (international public policy
                                        research organization focused primarily
                                        on financial markets and institutions);
                                        also (1991 to September 1997), Chairman,
                                        President, Chief Executive Officer and a
                                        director of Catalyst Consulting
                                        (international financial institutions
                                        business consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.   Trustee           Lewis Investments (since June 1988)                20               Director, J.D. Edwards
210 University                          (self-employed private investor). Formerly,                         & Co. (1995 to March
Blvd.                                   Senior Vice President, Rocky Mountain                               2002); Director,
Suite 800                               Region, of Dain Bosworth Incorporated and                           National Fuel
Denver, CO 80206                        member of that firm's Management Committee                          Corporation (oil & gas
                                        (1981 to 1988).                                                     production); Advisory
DOB: 1933                                                                                                   Director, Otologics,
                                                                                                            LLC, (implantable
                                                                                                            hearing aid) (since
                                                                                                            1999); Member of
                                                                                                            Community Advisory
                                                                                                            Board, Wells Fargo
                                                                                                            Bank-Denver
----------------------------------------------------------------------------------------------------------------------------------


             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

16

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                      POSITION(S)
                      HELD WITH THE                                                        NUMBER OF
                      TRUST,TERM OF                                                        FUNDS IN FUND
                      OFFICE AND                                                           COMPLEX          OTHER
NAME,ADDRESS          LENGTH OF                                                            OVERSEEN BY      DIRECTORSHIPS
AND AGE               TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE          HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
William Sinclaire     Trustee            President (since January 1998), Santa Clara       20               N/A
210 University                           LLC (privately owned agriculture company).
Blvd.                                    President (January 1963 to January 1998),
Suite 800                                Sinclaire Cattle Co. (privately owned
Denver,CO 80206                          agricultural company).

DOB: 1928
-------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates        Trustee           President (since 1990), Chancellor and            20               Member, Board of
210 University                           Professor of Chemistry - Department of                             Directors, Adolph
Blvd.                                    Chemistry, of Colorado State University.                           Coors Company
Suite 800                                Formerly Executive Vice President and Provost                      (brewing company)
Denver, CO 80206                         (1983 to 1990),Academic Vice President and                         (since 1998);
                                         Provost (1981 to 1983) and Professor of                            Member, Board of
DOB: 1941                                Chemistry (1981 to 1990) of Washington State                       Directors, Dominion
                                         University. Vice President and University Dean                     Industrial Capital
                                         for Graduate Studies and Research and                              Bank (1999 to
                                         Professor of Chemistry of the University of                        2000); Member,
                                         Cincinnati (1977 to 1981).                                         Board of Directors,
                                                                                                            Centennial Bank of
                                                                                                            the West (since
                                                                                                            2001)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*     President and      President and a director since May 1999           20               Audit Committee
210 University        Trustee of the     (Executive Vice President from February 1999                       Member of the
Blvd.                 Trust (since       to May 1999) of Berger Growth Fund and Berger                      Public Employees'
Suite 800             May 1999)          Large Cap Growth Fund. President and a trustee                     Retirement
Denver, CO 80206                         since May 1999 (Executive Vice President from                      Association of
                                         February 1999 to May 1999) of Berger                               Colorado (pension
DOB: 1949                                Investment Portfolio Trust, Berger                                 plan) from November
                                         Institutional Products Trust, Berger Worldwide                     1997 to December
                                         Funds Trust, Berger Worldwide Portfolios Trust                     2001.
                                         and Berger Omni Investment Trust. President
                                         and Chief Executive Officer since June
                                         1999 (Executive Vice President from
                                         February 1999 to June 1999) of Berger
                                         Financial Group LLC (formerly Berger
                                         LLC). Director, President and Chief
                                         Executive Officer of Stilwell
                                         Management, Inc. (since September
                                         1999). President and Chief Executive
                                         Officer of Berger/Bay Isle LLC (since
                                         May 1999).Self-employed as a consultant
                                         from July 1995 through February 1999.
                                         Director of Wasatch Advisors
                                         (investment management) from February
                                         1997 to February 1999.

*Messr.Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------------------------------------------------
Jay W. Tracey,        Executive Vice     Executive Vice President of the Berger Funds
CFA*                  President of the   (since August 2000). Executive Vice President
210 University        Trust (since       and Chief Investment Officer of Berger
Blvd.                 August 2000)       Financial Group LLC (since June 2000).
Suite 800             and Portfolio      Portfolio manager of the Berger Growth Fund
Denver, CO 80206      Manager (since     (since August 2000); team portfolio manager of
                      June 2000)         the Berger Select Fund (since June 2000) and
DOB: 1954                                the Berger Large Cap Growth Fund (from January
                                         2001 through December 2001). Team portfolio
                                         manager (since December 2001) of the Berger
                                         Mid Cap Growth Fund. Formerly, Vice President
                                         and portfolio manager at OppenheimerFunds,
                                         Inc. (September 1994 to May 2000).
-------------------------------------------------------------------------------------------------------------------------------

Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

================================================================================

                      POSITION(S)
                      HELD WITH THE
                      TRUST,TERM OF
                      OFFICE AND
NAME,ADDRESS          LENGTH OF
AND AGE               TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------
Steven L.Fossel,      Vice President     Vice President (since February 2001) and
CFA*                  of the Trust       portfolio manager (since December 2001) of the
210 University        (since August      Berger Large Cap Growth Fund; and team
Blvd.                 2000) and          portfolio manager (from January 2001 through
Suite 800             Portfolio          December 2001) of the Berger Large Cap Growth
Denver, CO 80206      Manager (since     Fund. Interim portfolio manager (from June
                      June 2000)         2000 to January 2001) of the Berger Large Cap
DOB: 1968                                Growth Fund. Vice President (from August 2000
                                         to June 2002) and portfolio manager (from June
                                         2000 to June 2002) of the Berger Balanced
                                         Fund. Vice President and portfolio manager of
                                         Berger Financial Group LLC (since June 2000);
                                         senior equity analyst with Berger Financial
                                         Group LLC (from March 1998 to June
                                         2000). Formerly,analyst and assistant portfolio
                                         manager with Salomon Brothers Asset Management
                                         (from August 1992 to February 1998).
----------------------------------------------------------------------------------------
Janice M. Teague*     Vice President     Vice President (since November 1998) and
210 University        of the Trust       Assistant Secretary (since February 2000 and
Blvd.                 (since November    previously from September 1996 to November
Suite 800             1998) and          1998) and Secretary (November 1998 to February
Denver, CO 80206      Assistant          2000) of the Berger Funds. Vice President
                      Secretary (since   (since October 1997), Secretary (since
DOB: 1954             February 2000)     November 1998) and Assistant Secretary
                                         (October 1996 through November 1998) with
                                         Berger Financial Group LLC. Vice President and
                                         Secretary with Berger Distributors LLC (since
                                         August 1998). Vice President and Secretary of
                                         Bay Isle Financial LLC (since January 2002).
                                         Formerly, self-employed as a business
                                         consultant (from June 1995 through September
                                         1996).
----------------------------------------------------------------------------------------
Andrew J. Iseman*     Vice President     Vice President of the Berger Funds (since
210 University        of the Trust       March 2001). Vice President (since September
Blvd.                 (since March       1999) and Chief Operating Officer (since
Suite 800             2001)              November 2000) of Berger Financial Group LLC.
Denver, CO 80206                         Manager (since September 1999) and Director
                                         (June 1999 to September 1999) of Berger
DOB: 1964                                Distributors LLC. Vice President-Operations
                                         (February 1999 to November 2000) of Berger
                                         Financial Group LLC. Associate (November 1998
                                         to February 1999) with DeRemer & Associates (a
                                         consulting firm). Vice President-Operations
                                         (February 1997 to November 1998) and Director
                                         of Research and Development (May 1996 to
                                         February 1997) of Berger Financial Group LLC.
----------------------------------------------------------------------------------------
Anthony R. Bosch*     Vice President     Vice President of the Berger Funds (since
210 University        of the Trust       February 2000). Vice President (since June
Blvd.                 (since February    1999) and Chief Legal Officer (since August
Suite 800             2000)              2000) with Berger Financial Group LLC. Vice
Denver, CO 80206                         President and Chief Compliance Officer with
                                         Berger Distributors LLC (since September
DOB: 1965                                2001). Vice President of Bay Isle Financial
                                         LLC (since January 2002). Formerly, Assistant
                                         Vice President of Federated Investors, Inc.
                                         (December 1996 through May 1999),and Attorney
                                         with the U.S. Securities and Exchange
                                         Commission (June 1990 through December 1996).
----------------------------------------------------------------------------------------
Brian S. Ferrie*      Vice President     Vice President of the Berger Funds (since
210 University        of the Trust       November 1998). Vice President (since February
Blvd.                 (since November    1997), Treasurer and Chief Financial Officer
Suite 800             1998)              (since March 2001) and Chief Compliance
Denver, CO 80206                         Officer (from August 1994 to March 2001) with
                                         Berger Financial Group LLC. Vice President
DOB: 1958                                (since May 1996), Treasurer and Chief Financial
                                         Officer (since March 2001) and Chief
                                         Compliance Officer (from May 1996 to September
                                         2001) with Berger Distributors LLC.
----------------------------------------------------------------------------------------

             Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                      POSITION(S)
                      HELD WITH THE
                      TRUST,TERM OF
                      OFFICE AND
NAME,ADDRESS          LENGTH OF
AND AGE               TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------
John A. Paganelli*    Vice President     Vice President (since November 1998), Treasurer
210 University        (since November    (since March 2001) and Assistant Treasurer
Blvd.                 1998) and          (November 1998 to March 2001) of the Berger
Suite 800             Treasurer (since   Funds. Vice President (since November 1998)
Denver, CO 80206      March 2001)        and Manager of Accounting (January 1997
                      of the Trust       through November 1998) with Berger Financial
DOB: 1967                                Group LLC. Formerly, Manager of Accounting
                                         (December 1994 through October 1996) and
                                         Senior Accountant (November 1991 through
                                         December 1994) with Palmeri Fund
                                         Administrators, Inc.
----------------------------------------------------------------------------------------
Sue Vreeland*         Secretary of the   Secretary of the Berger Funds (since February
210 University        Trust (since       2000). Assistant Secretary of Berger Financial
Blvd.                 February 2000)     Group LLC and Berger Distributors LLC (since
Suite 800                                June 1999) and Bay Isle Financial LLC (since
Denver, CO 80206                         December 2001). Formerly, Assistant Secretary
                                         of the Janus Funds (from March 1994 to May
DOB: 1948                                1999), Assistant Secretary of Janus
                                         Distributors, Inc. (from June 1995 to May
                                         1997) and Manager of Fund Administration for
                                         Janus Capital Corporation (from February 1992
                                         to May 1999).
----------------------------------------------------------------------------------------
David C. Price,       Assistant Vice     Assistant Vice President (since March 2001) of
CPA*                  President of the   the Berger Funds. Assistant Vice
210 University        Trust (since       President-Compliance (since March 2001) and
Blvd.                 March 2001)        Manager-Compliance (October 1998 through March
Suite 800                                2001) with Berger Financial Group LLC.
Denver, CO 80206                         Formerly, Senior Auditor (August 1993 through
                                         August 1998) with PricewaterhouseCoopers LLP,
DOB: 1969                                a public accounting firm.
----------------------------------------------------------------------------------------
Lance V. Campbell,    Assistant          Assistant Treasurer (since March 2001) of the
CFA, CPA*             Treasurer of the   Berger Funds. Assistance Vice President (since
210 University        Trust (since       January 2002) and Manager of Investment
Blvd.                 March 2001)        Accounting (August 1999 through January 2002)
Suite 800                                with Berger Financial Group LLC. Formerly,
Denver, CO 80206                         Senior Auditor (December 1998 through August
                                         1999) and Auditor (August 1997 through
DOB: 1972                                December 1998) with PricewaterhouseCoopers
                                         LLP, a public accounting firm, and Senior Fund
                                         Accountant (January 1996 through July 1997)
                                         with INVESCO Funds Group.
----------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information,which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O.Box 219958
Kansas City,MO 64121-9958
(800) 333-1001
bergerfunds.com


Berger IPT-Large Cap Growth Fund o June 30, 2002 Semi-Annual Report

                                                                        IPTLCGSA
[BERGER FUNDS LOGO]